Earnings per Common Share	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Earnings per Common Share
(10)	Earnings per Common Share

Earnings per share are computed by dividing net income by the weighted average number of common shares outstanding during each of the years presented. The following data show the amounts used in computing basic earnings per common share.

The computations of basic earnings per common share follow:

(Dollars in thousands, except per share data)	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Net income	$2,345	$2,022	$4,339	$3,827
Weighted average common shares outstanding	4,234,291	4,227,992	4,234,525	4,227,362
Basic earnings per common share	$0.55	$0.48	$1.02	$0.91

Mid Penn had no dilutive instruments outstanding during the periods ended June 30, 2017 and 2016.